As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois  61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY Growth VP Fund (Unaudited)

	Shares	Value
COMMON STOCKS - 96.46%
Consumer Discretionary - 12.30%
Abercrombie & Fitch Co. - Class A	3,500	$205,450
Ann Taylor Stores Corp. (a)	2,319	67,506
Comcast Corporation - Class A	8,000	197,760
Gentex Corporation	5,250	158,812
The Home Depot, Inc.	4,350	161,211
International Game Technology	9,000	146,070
Jones Group, Inc.	10,300	141,625
Kohl's Corporation	2,500	132,600
Newell Rubbermaid, Inc.	6,900	131,997
News Corporation - Class A	12,600	221,256
Target Corporation (a)	2,100	105,021
		1,669,308
Consumer Staples - 14.52%
Archer-Daniels-Midland Company	5,500	198,055
Church & Dwight Co., Inc.	1,800	142,812
CVS Caremark Corporation	11,400	391,248
Energizer Holdings, Inc. (a)	1,500	106,740
The Kroger Co.	3,000	71,910
McCormick & Company, Inc.	2,700	129,141
Philip Morris International, Inc.	3,500	229,705
The Procter & Gamble Company	3,000	184,800
Ralcorp Holdings, Inc. (a)	3,900	266,877
Wal-Mart Stores, Inc.	4,800	249,840
		1,971,128
Energy - 14.58%
Apache Corporation	1,900	248,748
Chesapeake Energy Corp.	7,100	237,992
ChevronTexaco Corp.	1,900	204,117
ConocoPhillips	2,300	183,678
Exxon Mobil Corporation	6,000	504,780
Frontier Oil Corp.	2,887	84,647
Halliburton Company	4,900	244,216
Schlumberger Limited (b)	2,900	270,454
		1,978,632
Financials - 10.73%
ACE Limited (b)	3,400	219,980
Aflac Incorporated	5,100	269,178
American Express Company	3,600	162,720
The Bank of New York Mellon Corporation	4,400	131,428
BlackRock, Inc.	700	140,707
JPMorgan Chase & Co.	5,400	248,940
State Street Corp.	3,700	166,278
Wells Fargo & Company	3,700	117,290
		1,456,521
Health Care - 13.13%
Abbott Laboratories	3,000	147,150
Amgen Inc. (a)	2,900	155,005
Baxter International Inc.	2,700	145,179
Covance, Inc. (a)	1,125	61,560
Eli Lilly and Company	3,400	119,578
Gilead Sciences, Inc. (a)	3,300	140,052
Johnson & Johnson	3,000	177,750
Medtronic, Inc.	3,100	121,985
Merck & Co., Inc	2,900	95,729
Novartis AG - ADR	3,300	179,355
Roche Holding AG - ADR	3,300	118,635
St. Jude Medical, Inc.	3,100	158,906
WellPoint, Inc.	2,300	160,517
		1,781,401
Industrials - 9.12%
3M Co.	2,900	271,150
Emerson Electric Co.	2,300	134,389
General Dynamics Corp.	3,200	244,992
General Electric Company	14,800	296,740
Ingersoll-Rand PLC (b)	6,000	289,860
		1,237,131

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY Growth VP Fund (Unaudited)

Information Technology - 13.85%
Cisco Systems, Inc.	12,600	216,090
Dell, Inc. (a)	16,400	237,964
Google, Inc. (a)	230	134,828
Hewlett Packard Co.	3,000	122,910
Intel Corporation	8,000	161,360
International Business Machines Corp.	1,700	277,219
Microsoft Corp.	8,750	221,900
QUALCOMM Inc.	4,350	238,511
Research In Motion Ltd. (a) (b)	1,200	67,884
Western Union Company	9,700	201,469
		1,880,135
Materials - 2.27%
BHP Billiton Limited - ADR	800	76,704
Monsanto Company	2,000	144,520
Newmont Mining Corporation	1,600	87,328
		308,552
Telecommunication Services - 2.99%
American Tower Corporation - Class A (a)	3,100	160,642
AT&T, Inc.	8,000	244,800
		405,442
Utilities - 2.97%
American Water Works Co., Inc.	5,300	148,665
NextEra Energy, Inc.	2,400	132,288
Westar Energy, Inc.	4,600	121,532
		402,485
TOTAL COMMON STOCKS (Cost $10,472,462)		13,090,735

	Principal Amount
CORPORATE BONDS - 0.81%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	109,458
TOTAL CORPORATE BONDS (Cost $100,406)		109,458

	Shares
SHORT-TERM INVESTMENTS - 2.67%
Money Market Fund - 2.67%
Federated Prime Obligations Fund, 0.16% (c)	362,701	362,701
TOTAL SHORT-TERM INVESTMENTS (Cost $362,701)		362,701

TOTAL INVESTMENTS (Cost $10,935,569) - 99.94% (d) (g)		13,562,894
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%		8,758
TOTAL NET ASSETS - 100.00%		$13,571,652

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY Growth VP Fund (Unaudited)

	Cost of investments	$10,951,529
	Gross unrealized appreciation	2,998,451
	Gross unrealized depreciation	(387,086)
	Net unrealized appreciation	$2,611,365

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(g)	Summary of Fair Value Exposure at March 31, 2011
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,669,308.00	$-	$-	$1,669,308
Consumer Staples	1,971,128	-	-	1,971,128
Energy	1,978,632	-	-	1,978,632
Financials	1,456,521	-	-	1,456,521
Health Care	1,781,401	-	-	1,781,401
Industrials	1,237,131	-	-	1,237,131
Information Technology	1,880,135	-	-	1,880,135
Materials	308,552	-	-	308,552
Telecommunication Services	405,442	-	-	405,442
Utilities	402,485	-	-	402,485
Total Common Stocks	13,090,735	-	-	13,090,735

Corporate Bonds	-	109,458	-	109,458

Short Term Investments	362,701	-	-	362,701

Total Investments in Securities	$13,453,436	$109,458	$-	$13,562,894

The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds - Schedule of Investments March 31, 2011
COUNTRY VP Bond Fund (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 1.91%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$24,183	$24,236
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	75,000	79,777
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	33,333	27,880
John Deere Owner Trust
4.890%, 03/16/2015	73,364	73,957
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	105,170
Residential Asset Securities Corporation
4.767%, 10/25/2032 (a)	33,139	29,485
TOTAL ASSET BACKED SECURITIES
(Cost $334,361)		340,505

CORPORATE BONDS - 32.24%
Abbott Laboratories
5.600%, 05/15/2011	100,000	100,049
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (b) (c)	100,000	111,578
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	111,162
AT&T, Inc.
5.500%, 02/01/2018	200,000	218,319
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	106,119
BHP Billiton Finance Ltd.
5.125%, 03/29/2012 (c)	100,000	104,514
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	167,146
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (c)	100,000	107,787
Citigroup, Inc.
5.500%, 08/27/2012	100,000	105,362
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	115,950
ConocoPhillips Co.
6.650%, 07/15/2018	100,000	117,242
Credit Suisse New York
5.000%, 05/15/2013 (c)	100,000	106,759
Devon Energy Corp.
6.300%, 01/15/2019	75,000	87,898
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	100,000	111,264
E.I. Du Pont De Nemours & Co.
5.000%, 01/15/2013	50,000	53,432
General Electric Capital Corporation
5.000%, 06/27/2018 (a)	150,000	150,592
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (b)	100,000	104,353

Hewlett Packard Co.
4.500%, 03/01/2013	200,000	213,036
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	212,173
Ingersoll-Rand Co.
6.230%, 11/19/2027 (c)	150,000	163,603
International Business Machines Corporation
7.625%, 10/15/2018	100,000	125,151
JPMorgan Chase & Co.
5.375%, 10/01/2012	250,000	265,496
Kellogg Co.
5.125%, 12/03/2012	150,000	160,021
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	169,224
Merck & Co., Inc.
5.760%, 05/03/2037	75,000	84,478
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	159,008
New Valley Generation IV
4.687%, 01/15/2022	74,413	80,657
New York University
5.236%, 07/01/2032	100,000	98,779
Pfizer, Inc.
5.350%, 03/15/2015	150,000	167,403
Pitney Bowes, Inc.
5.250%, 01/15/2037	50,000	50,876
Regions Bank
7.500%, 05/15/2018	50,000	52,853
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	75,000	82,221
Simon Property Group LP
5.750%, 12/01/2015	100,000	111,218
Southern California Edison Co.
5.750%, 03/15/2014	100,000	111,091
Stanford University
4.750%, 05/01/2019	100,000	107,556
State Street Corporation
5.375%, 04/30/2017	100,000	108,721
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	106,584
Transocean, Inc.
5.250%, 03/15/2013 (c)	100,000	106,157
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	212,485
United Technologies Corp.
5.375%, 12/15/2017	150,000	168,688
Verizon Communications, Inc.
5.500%, 02/15/2018	100,000	109,018
Vessel Management Services, Inc.
4.960%, 11/15/2027	68,000	71,398
Wal-Mart Stores, Inc.
6.200%, 04/15/2038	100,000	109,788
Walt Disney Company
4.700%, 12/01/2012	150,000	159,351
Wells Fargo & Co.
5.625%, 12/11/2017	150,000	163,833
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	41,988
TOTAL CORPORATE BONDS
(Cost $5,272,477)		5,752,381

MORTGAGE BACKED SECURITIES - 22.66%
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	40,746	36,213
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	18,691	18,121
6.000%, 11/25/2036	100,000	95,183
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	25,335	27,575
4.000%, 11/15/2018	500,000	523,790
5.000%, 11/15/2018	200,000	213,421
5.750%, 12/15/2018	15,376	15,915
5.000%, 10/01/2020	43,707	46,722
5.000%, 10/15/2031	49,994	51,588
Federal National Mortgage Association
3.500%, 09/01/2013	22,049	22,444
5.000%, 02/01/2014	33,160	35,318
5.000%, 05/01/2023	90,422	96,137
5.500%, 09/01/2025	73,350	79,787
5.500%, 02/01/2033	30,990	33,390
5.290%, 11/25/2033	109,072	117,730
5.500%, 12/01/2035	52,911	56,860
5.000%, 06/01/2038	87,630	91,812
6.500%, 02/25/2044	35,448	40,089
6.500%, 05/25/2044	43,232	48,994
General Electric Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	13,925	13,916
Government National Mortgage Association
4.500%, 05/20/2014	1,201	1,200
5.500%, 10/20/2015	111,712	119,469
3.727%, 03/16/2027	56,449	57,657
6.000%, 12/15/2031	38,459	42,553
6.000%, 02/15/2032	55,467	61,372
7.000%, 07/15/2032	27,994	32,362
5.000%, 07/15/2033	165,883	177,824
4.828%, 11/16/2033	500,000	531,377
6.000%, 10/15/2036	89,300	98,464
JPMorgan Chase Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	312,796
Mortgage IT Trust
1.506%, 02/25/2035 (a)	35,682	32,725
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $23,439) (b)	22,805	23,052
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $38,078) (b)	37,253	37,684
Residential Asset Securitization Trust
4.750%, 02/25/2019	37,760	39,210
Small Business Administration Participation Certificates
5.080%, 11/01/2022	41,936	44,601
5.570%, 03/01/2026	59,751	64,073
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	53,891
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	455,663
5.484%, 07/15/2041 (a)	75,000	80,511
Wells Fargo Mortgage Backed Securities Trust
4.420%, 10/25/2033 (a)	34,516	35,329
4.780%, 07/25/2036 (a)	94,110	77,213
TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,828,649)		4,044,031

MUNICIPAL BONDS - 16.73%
Barrington, IL Build America Unlimited General Obligation
5.370%, 12/15/2024	200,000	202,500
Chicago, IL Board of Education Build America Unlimited General Obligation
6.038%, 12/01/2029	100,000	99,344
Chicago, IL Metropolitan Water Reclamation District Build America General Obligation
5.720%, 12/01/2038	250,000	248,003
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	100,000	104,648
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	200,000	201,340
Los Angeles, CA Unified School District Build America Unlimited General Obligation
5.755%, 07/01/2029	100,000	97,079
New York, NY Build America Unlimited General Obligation
5.206%, 10/01/2031	200,000	186,316
Pueblo, CO Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	100,000	97,557

State of Delaware Build America Unlimited General Obligation
4.700%, 10/01/2021	200,000	205,646
State of Maryland Build America Unlimited General Obligation
4.550%, 08/15/2024	200,000	194,904
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	100,000	99,166
State of Tennessee Unlimted General Obligation
4.521%, 05/01/2021	100,000	101,152
State of Texas Build America Unlimited General Obligation
5.517%, 04/01/2039	200,000	203,650
State of Washington Build America Unlimited General Obligation
4.736%, 08/01/2024	200,000	197,768
University of California Build America Revenue Bond
5.770%, 05/15/2043	100,000	96,595
University of Michigan Build America Revenue Bond
4.926%, 04/01/2024	150,000	154,153
6.172%, 04/01/2030	100,000	101,842
University of Minnesota Build America Revenue Bond
4.455%, 08/01/2025	100,000	93,993
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	100,000	99,477
Washington, MD Suburban Sanitation District Build America Unlimited General Obligation
4.800%, 06/01/2025	100,000	100,733
York County, SC Fort Mill School District Build America Unlimited General Obligation
5.500%, 03/01/2028	100,000	99,451
TOTAL MUNICIPAL BONDS
(Cost $2,998,637)		2,985,317

U.S. GOVERNMENT AGENCY ISSUES - 1.73%
Federal Home Loan Bank
4.840%, 01/25/2012	35,007	36,130
4.500%, 01/15/2014	250,000	271,727
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $284,630)		307,857

U.S. TREASURY OBLIGATIONS - 8.10%
U.S. Treasury Bonds - 2.24%
5.375%, 02/15/2031	350,000	400,258
U.S. Treasury Inflation Index Bonds - 1.10%
2.375%, 01/15/2025	175,247	196,728
U.S. Treasury Inflation Index Notes - 4.76%
3.000%, 07/15/2012	489,928	524,759
1.875%, 07/15/2013	119,905	129,694
2.000%, 01/15/2014	178,778	194,811
		849,264
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,363,334)		1,446,250

SHORT-TERM INVESTMENTS - 15.92%
Commerical Paper - 7.56%
American Express Company	350,000	349,949
0.17%, 05/02/2011
HSBC Holdings PLC	500,000	499,991
0.23%, 04/04/2011
Prudential Funding Corp.	500,000	499,923
0.23%, 04/25/2011
		1,349,863
Money Market Funds - 8.36%	Shares
Federated Prime Obligations Fund, .16% (e)	788,574	788,574
Fidelity Institutional Money Market, .17% (e)	702,802	702,802
		1,491,376
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,841,239)		2,841,239

TOTAL INVESTMENTS - 99.29%
(Cost $16,923,327)		17,717,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.71%		127,178
TOTAL NET ASSETS - 100.00%		$17,844,758

(a)	The coupon rate shown on the variable rate securities represents the rates at March 31, 2011.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of March 31, 2011  these securities represented 0.13% of total net assets.

(c)	Foreign Issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2011.

The Global Industry Classificaiton Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P has been licensied for use by U.S. Bancorp Funds Services, LLC.

(f)	The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments		$16,923,327

	Gross unrealized appreciation		$869,968
	Gross unrealized depreciation		(75,715)
	Net unrealized appreciation		$794,253

	There is no difference between cost of investments for financial reporting and cost of investments for federal incom tax.

(g)	Summary of Fair Value Exposure at March 31, 2011
	Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011:

		Level 1	Level 2	Level 3	Total

	Fixed Income
	Asset Backed Securities	$-	$340,505.00	$-	$340,505
	Corporate Bonds	-	5,752,381	-	5,752,381
	Mortgage Backed Securities	-	4,044,031	-	4,044,031
	Municipal Bonds	-	2,985,317	-	2,985,317
	U.S. Government Agency Issues	-	307,857	-	307,857
	U.S. Treasury Obligations	-	1,446,250	-	1,446,250
	Total Fixed Income	-	14,876,341	-	14,876,341

	Short Term Investments	1,491,376	1,349,863	-	2,841,239

	Total Investments in Securities	$1,491,376	$16,226,204	$-	$17,717,580

	The Fund did not invest in any Level 3 securities during the period. The Fund did not have transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)   /s/ Philip T. Nelson
   Philip T. Nelson, President

Date        5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Philip T. Nelson
 Philip T. Nelson, President

Date        5/27/11

By (Signature and Title)*   /s/ Alan K. Dodds
 Alan K. Dodds, Treasurer

Date         5/27/11

* Print the name and title of each signing officer under his or her signature.